Note 20 - Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	First Quarter(2)	Second Quarter(3)	Third Quarter(4)	Fourth Quarter(5)
2014
Revenues	$252,799	$227,133	$243,265	$219,694
Gross profit(1)	109,289	93,828	106,164	88,689
Net income (loss) attributable to Civeo	36,239	13,949	32,403	(271,634)
Basic earnings (loss) per share	0.34	0.13	0.30	(2.54)
Diluted earnings (loss) per share	0.34	0.13	0.30	(2.54)

2013
Revenues	$294,538	$242,990	$245,099	$258,477
Gross profit(1)	144,090	110,396	112,973	124,030
Net income attributable to Civeo	63,812	32,970	39,641	45,453
Basic earnings per share	0.60	0.31	0.37	0.43
Diluted earnings per share	0.60	0.31	0.37	0.43